Equity Incentive Schemes and Stock Compensation Charges - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	24 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 23, 2013	Dec. 31, 2014	Dec. 31, 2015
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Contractual term of options outstanding	4 years 6 months 29 days	4 years 6 months 7 days
Weighted Average Remaining Contractual Life of Options Exercisable	3 years 2 months 19 days	3 years 3 months 15 days
Options Expected to Vest	655,224				655,224
Intrinsic Value Of Options Exercised	$ 23,000,000
Intrinsic Value Of Options Outstanding	51,200,000				51,200,000
Intrinsic Value Of Options Exercisable	26,600,000				26,600,000
Share-based compensation expense	22,742,000	14,220,000	11,521,000
Non-cash stock compensation expense not yet recognized	51,600,000				51,600,000
Unrecognized stock-based compensation expense, weighted average period (years)	2 years 3 months 11 days
Tax benefit on exercise of options	2,404,000	1,651,000	1,274,000
Scenario, Forecast
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options Expected to Vest						494,951
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	6,000,000				6,000,000
Employee Stock Plan, 2008 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	400,000				400,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share	100.00%
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	6,000,000				6,000,000
Maximum number of award as percentage of shares outstanding	10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	400,000				400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period	5 years
Shares expiration period	8 years
Options vesting percentage	20.00%
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Contractual term of options outstanding	8 years
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	1,000,000				1,000,000
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance				1,600,000
Cost of shares awarded				0
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested	$ 4,900,000	$ 1,100,000
Stock units vested	233,726
Stock units granted	521,926
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units vested	0	0
Stock units granted	346,108
PSUs Based on Service and EPS Targets
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units granted					337,738
PSUs Based on Service and EPS Targets | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Cumulative EPS vesting period	2013
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted	331,433				331,433
Cumulative EPS vesting period	2017